Schedule of Net Income Per Share after Allocating Income Between the Shares Based on Outstanding Shares (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member]
Allocation of income - basic and diluted		$ 438,000	$ 1,402,000	$ 10,166,000
Basic weighted average ordinary shares outstanding	3,390,000	20,000,000	7,332,000	20,000,000
Diluted weighted average ordinary shares outstanding	3,390,000	20,000,000	7,332,000	20,000,000
Basic net income per ordinary share	$ 0.00	$ 0.02	$ 0.19	$ 0.51
Diluted net income per ordinary share	$ 0.00	$ 0.02	$ 0.19	$ 0.51
Common Class B [Member]
Allocation of income - basic and diluted		$ 110,000	$ 930,000	$ 2,541,000
Basic weighted average ordinary shares outstanding	3,700,000	5,000,000	4,861,000	5,000,000
Diluted weighted average ordinary shares outstanding	3,700,000	5,000,000	4,861,000	5,000,000
Basic net income per ordinary share	$ 0.00	$ 0.02	$ 0.19	$ 0.51
Diluted net income per ordinary share	$ 0.00	$ 0.02	$ 0.19	$ 0.51